Fees Summary	Jan. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,033,000.00
Previously Paid Amount	0.00
Total Fee Amount	464.35
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 464.35
Narrative - Max Aggregate Offering Price	$ 3,033,000.00
Final Prospectus	true